Investments in Joint Ventures (Details) - Schedule of results of operations of the joint ventures - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Revenue and Expenses
Revenues	$ 714.6	$ 609.5	$ 612.8
Expenses	365.0	318.6	315.8
Excess of revenues over expenses	$ 349.6	$ 290.9	$ 297.0